Operating segments (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Net revenues	$ 58,050,025	$ 52,020,303	$ 46,229,049
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	1,617,503	1,668,543	1,434,131
Property, plant and equipment, net	17,320,041	15,081,105	13,188,131
Goodwill	1,631,094	484,877	454,295	$ 349,764
Intangible assets	1,040,042	0	0
Country of domicile [member]
Disclosure of operating segments [line items]
Net revenues	36,013,268	33,414,262	30,686,151
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	899,691	902,662	795,157
Property, plant and equipment, net	12,143,632	10,481,074	9,682,701
Goodwill	212,833	212,833	212,833
Intangible assets	0
Foreign countries [member]
Disclosure of operating segments [line items]
Net revenues	16,533,664	13,496,189	11,159,936
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	717,812	765,881	638,974
Property, plant and equipment, net	3,320,772	2,997,221	2,122,431
Goodwill	1,330,245	184,028	153,447
Intangible assets	1,040,042
Operration between geographical segments [Member]
Disclosure of operating segments [line items]
Net revenues	(67,539)	(57,969)	(56,637)
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	0	0	0
Property, plant and equipment, net	0	0	0
Goodwill	0	$ 0	$ 0
Intangible assets	$ 0